Additional Balance Sheet Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses	$ 464	$ 133	$ 172
Other receivables	36	67	67
Revolving line of credit issuance fees	97	0
Other		4	22
Prepaid expenses and other current asset	597	204	261
Accounts payable and accrued expenses
Accounts payable	3,537	975	1,687
Accrued liabilities	1,064	1,359	248
Employee compensation	384	291	240
Other	37	27	27
Accounts payable and accrued expenses	$ 5,022	$ 2,652	$ 2,202